UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	 Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

Donald A. Yacktman    Buffalo Grove, Illinois    August 3, 2005
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   51
Form 13F Information Table Value Total:   $757705


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103    14351   221949 SH       SOLE                   115000            106949
Americredit Corp.              common           03060R101    64183  2517000 SH       SOLE                  2098200            418800
Anheuser Busch Co.             common           035229103    10382   226925 SH       SOLE                   100000            126925
Berkshire Hath Cl. A           common           084670108    14445      173 SH       SOLE                                        173
Berkshire Hath Cl. B           common           084670207     2424      871 SH       SOLE                                        871
Bristol Myers Squibb           common           110122108    23019   921500 SH       SOLE                   737200            184300
Cadbury Schweppes              common           127209302    10137   264475 SH       SOLE                   190000             74475
Cardinal Health                common           14149Y108    16453   285750 SH       SOLE                   257600             28150
Chgo Rivet & Machine           common           168088102      425    14850 SH       SOLE                                      14850
Clorox                         common           189054109    16481   295788 SH       SOLE                   221200             74588
Coca-Cola Co.                  common           191216100    97280  2330055 SH       SOLE                  1950000            380055
Colgate Palmolive              common           194162103     5101   102200 SH       SOLE                    95000              7200
Electronic Data Syst           common           285661104     8840   459200 SH       SOLE                   387000             72200
Equifax Inc.                   common           294429105     2746    76900 SH       SOLE                                      76900
Ethan Allen Interiors          common           297602104     1558    46500 SH       SOLE                                      46500
Federal Home Loan              common           313400301    23727   363744 SH       SOLE                   259700            104044
Federal Nat'l Mtg.             common           313586109     5912   101230 SH       SOLE                   100000              1230
Fifth Third Bancorp            common           316773100     1906    46300 SH       SOLE                                      46300
First Data Corp.               common           319963104    15629   389350 SH       SOLE                   161000            228350
Friedman's, Inc. Cl. A         common           358438109      867   850100 SH       SOLE                   732500            117600
Gannett Company                common           364730101      992    13940 SH       SOLE                                      13940
H&R Block                      common           093671105     9514   163050 SH       SOLE                   125000             38050
Henkel KGAA ADR                common           42550U109    36809   437025 SH       SOLE                   361500             75525
Henkel ORD                     common           005002465    15750   187000 SH       SOLE                   175000             12000
Interpublic Group Co.          common           460690100    16097  1321600 SH       SOLE                  1177200            144400
Interstate Bakeries            common           46072H108     1016   145000 SH       SOLE                   130000             15000
Johnson & Johnson              common           478160104     8244   126825 SH       SOLE                    70800             56025
Kinder Morgan Inc.             common           49455P101     3261    39200 SH       SOLE                                      39200
Kraft Foods, Inc.              common           50075n104    54952  1727500 SH       SOLE                  1457500            270000
Lancaster Colony Corp.         common           513847103    46304  1078838 SH       SOLE                   861088            217750
Leucadia Nat'l Corp.           common           527288104     2834    73350 SH       SOLE                                      73350
Liberty Media Corp. A          common           530718105    82281  8074693 SH       SOLE                  6437000           1637693
MBIA Inc.                      common           55262C100     2725    45950 SH       SOLE                    40000              5950
MGIC Investment                common           552848103     2363    36225 SH       SOLE                    30000              6225
Markel Corp.                   common           570535104      902     2660 SH       SOLE                                       2660
Marsh & McLennan               common           571748102     7129   257350 SH       SOLE                   132700            124650
Microsoft Corp.                common           594918104     3746   150820 SH       SOLE                   140000             10820
PepsiCo Inc.                   common           713448108     5742   106470 SH       SOLE                    90000             16470
Pfizer Inc.                    common           717081103    33499  1214600 SH       SOLE                   949000            265600
Procter & Gamble Co.           common           742718109     2025    38380 SH       SOLE                                      38380
TJX Co.                        common           872540109     2391    98200 SH       SOLE                                      98200
Torchmark Corp.                common           891027104      746    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      317     9000 SH       SOLE                                       9000
Trizec Properties              common           89687P107     9713   472200 SH       SOLE                   411000             61200
Tyco Int'l LTD                 common           902124106    23683   811050 SH       SOLE                   575200            235850
U.S. Bancorp                   common           902973304     5224   178894 SH       SOLE                   150000             28894
Unilever NV (NEW)              common           904784709    25799   397950 SH       SOLE                   353000             44950
Viacom Inc. Cl. B              common           925524308     6692   209000 SH       SOLE                   180000             29000
Wal Mart Stores Inc.           common           931142103     7071   146700 SH       SOLE                    85500             61200
Washington Mutual              common           939322103     1628    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2390     6640 SH       SOLE                                       6640